Financial instruments risks	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks	Financial instruments risks
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The purpose of the organization is based on assuming a prudential level of risks in order to generate yields and keep acceptable levels of capital and funding, and generate benefits on a recurring basis. Therefore, it is vital that the teams assigned to risk management are highly trained professionals.
The General Risks Policy of BBVA Argentina expresses the levels and types of risk the Entity is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions. Along this line, the process for risks management is comprehensive and proportional to the economic size and importance of the financial institution.
To achieve its goals, BBVA Argentina uses a management model with two guiding principles for the decision-making process:
•Prudential analysis: related to the management of the various risks acknowledged by the Entity.
•Anticipation: it refers to the capacity to make decisions foreseeing relevant changes in the environment, the competition and customers that may have an impact in the mid-term.
This process is adequate, sufficiently proven, duly documented and periodically reviewed based on the changes to the Entity’s risk profile and the market.
In this regard, the Board of Directors and the Senior Management are highly committed to the identification, evaluation, follow-up, control and mitigation of significant risks. These bodies periodically review credit, financial and operational risks, which may potentially affect the success of BBVA Argentina’s activities, and place special emphasis on strategic, reputation and concentration risks.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:
•Risks Management Unit.
•Committees.
•Reporting Units.
•Cross-Control Areas.
Risks Management Unit:
This is an area that is independent from the Bank’s business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:
•Active management throughout the life of the risk.
•Clear processes and procedures.
•Integrated management of all risks through identification and quantification.
•Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are responsible for risk management. This implies knowledge, assessment, weighting and potential mitigation. BBVA Argentina has an agile and proper structure of committees in charge of managing various risks.
Reporting Units
The Reporting Units are in charge of control procedures for risk in compliance with Central Bank regulations, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management Unit for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.
Cross-Control Areas
Internal Control and Compliance Department - has the following main functions: to ensure that there is a sufficient internal regulatory framework; a process and measures defined for each type of risk; to control its application and operation; and to ensure that an assessment is made of the existence of a control environment and its adequate implementation and operation.
Model Validation - Internal Control and Compliance Department - who ensures that BBVA Argentina’s internal statistical risk models are adequate for their use, and must issue a well-founded and updated opinion on their adequate use.
The control and monitoring areas are in charge of giving cohesion to credit risk management and ensuring that the management of the rest of the critical risks for the Bank is carried out in accordance with the established standards.
Finally, Internal Audit, transversal to the business and support units.
Risk Appetite Framework
Risk appetite is a key element which provides the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risk costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
In compliance with the provisions on “guidelines for risk management in Financial Institutions” set forth by the Argentine Central Bank, the Entity has developed a stress test program, within the Entity’s comprehensive risk management.
Stress test means the evaluation of the Entity’s financial position under an adverse but plausible scenario, which requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity for the purposes of identifying latent risks or detecting vulnerabilities.
Credit risk
The Bank defines credit risk as the possibility to sustain losses as a result of a debtor’s or counterparty’s noncompliance with the contractual obligations assumed.
Credit risk is present in on and off-balance sheet transactions, as well as settlement risk , that is to say, when a financial transaction cannot be completed or settled as agreed. Credit risk losses arise from a debtor’s or counterparty’s noncompliance with its obligations. Also, it takes into consideration several types of risks, such as country risk, and counterparty credit risk.
BBVA Argentina defines country risk as the risk of sustaining losses generated in investments and loans to individuals, companies, and governments due to the incidence of economic, political, and social events occurring in a foreign country.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:
•Expected growth per portfolio and product.
•Evolution of default ratio.
•Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks Follow-Up Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies in place, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels within the Group:
•Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.
•The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees.
•Assessment of the repayment risk (asset liquidity) of the guarantees received.
Monitoring
The Bank establishes certain monitoring procedures based on the banking area involved, as the admission stage is not the end of the process. Monitoring is as important as decision-making, since risk is dynamic and customers rely on themselves and the environment.
The main monitoring procedures carried out by the various Banking areas are:
•Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.
•Maintenance of pre-approved limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up of the evolution of the pre-approved limit amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.
•Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.
•Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolio risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.
Additionally, the following functions are carried out:
•Monitoring of specific customers.
•Monitoring of products.
•Monitoring of units (branches, areas).
•Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina also has a Recoveries Area within Risk Management to mitigate the severity of credit portfolios, both regarding the Bank and its subsidiaries, as well as to provide the results directly through collections of write-off portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and to facilitate the entire process.
Exposure to credit risk
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2024 and 2023 is provided below:

Credit risk exposure	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	1,042,120,327	1,042,120,327	–	–
Financial assets at amortized cost	8,375,147,617	7,685,643,561	576,685,734	112,818,322
Debt securities	159,904,307	–	159,904,307	–
Wholesale	5,218,807,744	5,054,873,309	148,561,327	15,373,108
- Business	1,678,823,355	1,627,278,931	46,568,893	4,975,531
- Corporate and Investment Banking	1,726,193,273	1,676,557,727	49,635,093	453
- Institutional and international	378,184,032	375,201,620	2,960,468	21,944
- MSMEs	919,378,387	859,606,334	49,396,873	10,375,180
- Others	516,228,697	516,228,697	–	–
Retail	2,996,435,566	2,630,770,252	268,220,100	97,445,214
- Advances	3,179,536	1,002,106	415,997	1,761,433
- Credit cards	1,816,918,989	1,633,558,594	135,627,862	47,732,533
- Personal loans	652,523,556	559,553,150	55,613,581	37,356,825
- Pledge loans	246,836,049	238,682,962	5,614,063	2,539,024
- Mortgages	271,113,510	193,420,283	69,785,765	7,907,462
- Receivables from financial leases	4,263,439	2,952,670	1,162,832	147,937
- Others	1,600,487	1,600,487	–	–
Financial assets at fair value through other comprehensive income	2,461,681,262	74,653,741	2,387,027,521	–
Debt securities	2,461,681,262	74,653,741	2,387,027,521	–
Total financial assets risk	11,878,949,206	8,802,417,629	2,963,713,255	112,818,322

Loan commitments and financial guarantees
Wholesale	644,817,414	605,654,440	39,030,267	132,707
- Business	126,425,220	115,594,098	10,822,142	8,980
- Corporate and Investment Banking	162,657,173	152,971,422	9,685,744	7
- Institutional and international	122,136,205	121,249,204	887,001	–
- MSMEs	233,598,816	215,839,716	17,635,380	123,720
Retail	2,826,734,529	2,705,207,500	120,710,151	816,878
- Advances	14,827,666	14,332,266	492,404	2,996
- Credit cards	2,807,335,057	2,687,775,960	118,876,905	682,192
- Mortgages	3,881,551	2,415,398	1,334,496	131,657
- Receivables from financial leases	690,255	683,876	6,346	33
Total loan commitments and financial guarantees	3,471,551,943	3,310,861,940	159,740,418	949,585

Total credit risk exposure	15,350,501,149	12,113,279,569	3,123,453,673	113,767,907

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	905,193,315	905,193,315	–	–
Financial assets at amortized cost	7,605,699,495	6,868,250,968	660,780,395	76,668,132
Debt securities	210,536,162	–	210,536,162	–
Wholesale	2,659,604,263	2,460,608,745	186,934,328	12,061,190
- Business	1,151,637,940	1,099,143,921	43,374,906	9,119,113
- Corporate and Investment Banking	789,156,296	678,551,274	110,604,549	473
- Institutional and international	22,471	8,025	3,347	11,099
- MSMEs	346,691,972	310,809,941	32,951,526	2,930,505
- Others	372,095,584	372,095,584	–	–
Retail	2,117,132,312	1,789,215,465	263,309,905	64,606,942
- Advances	4,157,983	2,539,453	821,000	797,530
- Credit cards	1,468,861,738	1,267,633,162	170,296,770	30,931,806
- Personal loans	334,213,212	285,298,231	24,612,075	24,302,906
- Pledge loans	104,456,830	101,329,378	1,422,594	1,704,858
- Mortgages	196,868,339	126,583,781	63,414,716	6,869,842
- Receivables from financial leases	4,741,925	4,710,722	31,203	–
- Others	3,832,285	1,120,738	2,711,547	–
Reverse repurchase agreements	2,618,426,758	2,618,426,758	–	–
- BCRA repos	2,618,426,758	2,618,426,758	–	–
Financial assets at fair value through other comprehensive income	1,833,311,004	419,806,895	1,413,504,109	–
Debt securities	1,833,311,004	419,806,895	1,413,504,109	–
Total financial assets risk	10,344,203,814	8,193,251,178	2,074,284,504	76,668,132

Loan commitments and financial guarantees
Wholesale	525,564,116	474,146,108	51,368,823	49,185
- Business	210,429,605	182,358,733	28,058,941	11,931
- Corporate and Investment Banking	208,766,443	201,947,941	6,818,485	17
- Institutional and international	77,096,824	68,788,927	8,307,897	–
- MSMEs	29,271,244	21,050,507	8,183,500	37,237
Retail	883,416,056	800,669,296	82,344,103	402,657
- Advances	28,929,705	27,847,180	1,075,757	6,768
- Credit cards	850,807,486	770,660,261	79,874,405	272,820
- Mortgages	3,481,517	1,990,060	1,368,388	123,069
- Others	197,348	171,795	25,553	–
Total loan commitments and financial guarantees	1,408,980,172	1,274,815,404	133,712,926	451,842

Total credit risk exposure	11,753,183,986	9,468,066,582	2,207,997,430	77,119,974
Information on the credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2024 and 2023 is provided below:

Credit quality analysis	December 31, 2024	December 31, 2023
Cash and cash equivalents
- Low risk (PD < 2.3%)	1,042,120,327	905,193,315
Total cash and cash equivalents	1,042,120,327	905,193,315
Wholesale
- Low risk (PD < 4%)	5,271,693,652	2,732,218,500
- Medium risk (PD ≥ 4% to < 24%)	431,138,682	361,874,966
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	145,287,009	78,964,538
- Non performing (PD = 100% or Individually Stage 3)	15,505,815	12,110,375
Total wholesale	5,863,625,158	3,185,168,379
Retail
- Low risk (PD < 2.3%)	4,493,788,292	2,342,903,616
- Medium risk (PD ≥ 2.3% to < 29%)	1,183,021,451	579,528,590
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	48,098,260	13,106,563
- Non performing (PD = 100% or Individually Stage 3)	98,262,092	65,009,599
Total retail	5,823,170,095	3,000,548,368
Reverse repurchase agreement
- BCRA repos (CCC+)	–	2,618,426,758
Total reverse repurchase agreement	–	2,618,426,758
Debt securities
- BCRA securities (B)	37,098,912	379,626,933
- Government securities (CCC+)	2,546,931,922	1,637,712,932
- Corporate bonds (B)	5,266,631	26,317,403
- Corporate bonds (BB-)	31,845,107	189,898
- Corporate bonds (BB)	442,997	–
Total debt securities	2,621,585,569	2,043,847,166

Total credit risk exposure	15,350,501,149	11,753,183,986
The amounts included in the table above represent the Entity’s maximum exposure to credit risk as of December 31, 2024 and 2023, without taking account of any collateral held or other credit enhancements. In order to mitigate credit risk, the following table shows the net credit risk exposure as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Maximum exposure to credit risk	15,350,501,149	11,753,183,986
Collateral held or other credit enhancements	(2,846,051,751)	(4,713,488,682)
Total net credit risk exposure	12,504,449,398	7,039,695,304
Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina:
•Guarantees: It includes sureties or unsecured instruments.
•Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.
•Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.
•Security interest: it includes guarantees based on tangible assets, which are classified as follows:
•Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.
•Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, be properly documented and approved by the Legal Services area.
Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantees, letters of credit and lines of credit through checking account overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Hedging based on netting of on and off-balance sheet transactions
The Entity, within the limits defined by regulations regarding netting, negotiates with its customers the execution of master agreements (for instance, ISDA or CMOF) for the derivatives business, including the netting of off-balance sheet transactions.
The wording of each agreement determines in each case the transaction subject to netting. The reduction in the exposure of counterparty risk arising from the use of mitigation techniques (netting plus use of collateral agreements) implies a decrease in total exposure (current market value plus potential risk).
Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the PD scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the relevant internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their PD were calculated by using as a reference the rating scales and default rates. These calculations establish the PD levels for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Financial risks
The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for the control and follow-up of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:
•Assets and liabilities Committee (ALCO).
•Risk Management Committee (RMC).
•Financial Risks Committee (FRC).
BBVA Argentina has many tools and systems to manage and follow-up market risk, to achieve effective risk control and treatment.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:
•Interest rate risk: From exposure to changes in the various interest rate curves.
•Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.
The main market risk metric is Value at Risk (“VaR”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include the follow-up of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:
•Argentine Government Securities.
•BCRA Liquidity Bills
•Corporate Bonds.
•Foreign exchange spot.
•Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2024	Year ended December 31, 2023
Average	2,735.59	303.54
Minimum	273.39	24.49
Maximum	9,720.95	1,586.80
Closing	3,907.74	296.22
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2024	Year ended December 31, 2023
Average	2,736.58	336.97
Minimum	257.73	29.58
Maximum	9,715.07	2,163.96
Closing	3,911.14	298.78

VaR foreign exchange rate	Year ended December 31, 2024	Year ended December 31, 2023
Average	29.30	7.24
Minimum	3.59	0.29
Maximum	123.48	190.63
Closing	16.21	12.28
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2024	As of December 31, 2024 (per currency)				Total as of December 31, 2023
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	2,345,962,528	2,303,474,291	39,071,194	664,039	2,753,004	2,344,694,623
Financial assets at fair value through profit or loss - Debt securities	66,219	66,219	—	—	—	490,401,598
Other financial assets	112,204,432	112,107,856	96,576	—	—	175,727,166
Loans and advances	1,285,842,873	1,283,269,614	2,573,259	—	—	428,900,800
Financial assets at fair value through other comprehensive income - Debt securities	71,866,052	71,866,052	—	—	—	161,297,397
Financial assets at fair value through other comprehensive income - Equity instruments	770,488	735,975	34,513	—	—	941,205
TOTAL ASSETS	3,816,712,592	3,771,520,007	41,775,542	664,039	2,753,004	3,601,962,789
LIABILITIES
Deposits	3,595,692,416	3,565,638,416	30,054,000	—	—	2,791,388,887
Other financial liabilities	184,601,391	180,539,108	3,059,414	—	1,002,869	174,058,115
Bank loans	43,783,095	41,560,479	2,222,616	—	—	6,792,230
Other liabilities	77,399,790	44,784,051	32,615,739	—	—	134,777,707
TOTAL LIABILITIES	3,901,476,692	3,832,522,054	67,951,769	—	1,002,869	3,107,016,939
NET ASSETS / (LIABILITIES)	(84,764,100)	(61,002,047)	(26,176,227)	664,039	1,750,135	494,945,850
The notional values of forward transactions, foreign currency forwards and interest rate swaps are detailed in Note 5.2.
Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement, follow-up and control, the following stand out:
•Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.
•Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2024	December 31, 2023
Closing	0.94%	1.09%
Minimum	0.30%	0.67%
Maximum	0.94%	1.09%
Average	0.63%	0.79%
The following table shows the sensitivity of the financial margin (SFM), to -100 basis points variation presented as a percentage of 12-month forecast net interest income:
SFM -100 bps

	December 31, 2024	December 31, 2023
Closing	0.77%	0.30%
Minimum	0.11%	0.11%
Maximum	0.77%	0.35%
Average	0.44%	0.24%
Liquidity and financing risk
Liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement, follow-up and control of this risk, management considers the following to be most relevant:
LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2024	December 31, 2023
LtSCD Closing	88.9%	59.7%
Max	88.9%	80.3%
Min	57.7%	58.2%
Avg	74.6%	62.7%
LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a 30-day period.
Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2024	December, 2023
LCR Closing	141%	271%
Max	246%	433%
Min	137%	151%
Avg	176%	246%
The following chart shows the concentration of deposits as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	1,717,605,000	17.30%	1,199,565,594	15.14%
50 following largest customers	1,444,405,788	14.55%	854,755,895	10.79%
100 following largest customers	458,378,093	4.62%	406,392,414	5.13%
Rest of customers	6,309,290,244	63.53%	5,464,340,332	68.94%
TOTAL	9,929,679,125	100.00%	7,925,054,235	100.00%
The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2024 and 2023:

	Assets (1)		Liabilities (1)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Up to 1 month (2)	3,021,473,708	2,064,451,238	10,488,823,051	8,428,811,205
From more than 1 month to 3 month	1,502,715,250	812,176,934	642,720,479	627,466,145
From more than 3 month to 6 month	1,189,985,899	766,359,510	295,112,417	218,637,104
From more than 6 month to 12 month	894,151,306	678,828,458	214,608,934	73,441,349
From more than 12 month to 24 month	1,000,563,315	458,095,457	27,626,562	25,510,631
More than 24 months	1,862,576,846	760,580,740	20,770,224	40,703,755
TOTAL	9,471,466,324	5,540,492,337	11,689,661,667	9,414,570,189
(1)These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)The Bank has liquid assets such as cash and cash equivalents (Note 4) and short term loans (Note 6.2), among others, to settle its liabilities. As of December 31, 2023, it also had reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1).
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2024	December 31, 2023
Up to 1 month	11,945,342,933	4,115,344,661
From more than 1 month to 3 month	26,919,305	47,975,606
From more than 3 month to 6 month	23,867,217	30,306,102
From more than 6 month to 12 month	107,666,815	50,224,779
From more than 12 month to 24 month	79,504,722	49,525,587
More than 24 months	10,364,452	11,272,679
TOTAL	12,193,665,444	4,304,649,414

The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2024 and 2023 are set forth below:

	December 31, 2024	December 31, 2023
Financial assets
Loans and advances	2,863,140,161	1,218,676,198
Debt securities	673,144,688	293,369,007
Other financial assets	25,757,300	74,955,190
Total	3,562,042,149	1,587,000,395
Financial liabilities
Other financial liabilities	23,930,280	48,125,310
Bank loans	18,121,437	17,458,993
Deposits	3,215	630,083
Debt securities	6,341,854	—
Total	48,396,786	66,214,386